Revenue Recognition - Summary of Operating Revenue by Source of Revenue Stream (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues		$ 73,586	$ 73,163	$ 149,689	$ 150,970
Time Charters [Member]
Revenues		37,735	44,002	78,357	86,168
Voyage Charters [Member]
Revenues	[1]	$ 35,851	$ 29,161	$ 71,332	$ 64,802

[1]	Voyage Charter revenues: Voyage charter revenues, which include revenues from contracts of affreightment, are shown net of address commissions.